10. Financial instruments (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	$ 12,935,504	$ 15,034,079
Financial assets at fair value through profit or loss	3,039,531	5,199,809
Financial instruments	15,975,259	20,369,899
Interest income
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	1,208,970	1,033,000	$ 697,814
Financial assets at fair value through profit or loss	0	0	0
Financial instruments	1,208,970	1,033,000	697,814
Exchange differences
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	608,847	3,637,573	352,287
Financial assets at fair value through profit or loss	1,069,587	0	0
Financial instruments	1,678,434	3,637,573	352,287
Bank fees and expenses
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost		(13,084)	(4,433)
Financial assets at fair value through profit or loss		0	0
Financial instruments		(13,084)	(4,433)
Changes in fair value of financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	0	0	0
Financial assets at fair value through profit or loss	281,039	1,147,943	730,248
Financial instruments	281,039	1,147,943	730,248
Corporate notes
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	456,884
Financial assets at fair value through profit or loss	0
Financial instruments	456,884
Adjustment to present value
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost		(503)	(663)
Financial assets at fair value through profit or loss		0	0
Financial instruments		(503)	(663)
Total
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	2,274,701	4,656,986	1,045,005
Financial assets at fair value through profit or loss	1,350,626	1,147,943	730,248
Financial instruments	$ 3,625,327	$ 5,804,929	$ 1,775,253